General information and significant accounting policies - Equity instruments (Details) - $ / shares	Dec. 31, 2025	Dec. 31, 2024
Disclosure of classes of share capital [line items]
Number of shares authorised (in shares)	51,762,790	49,923,042
Number of shares issued (in shares)	51,762,790
Common stock
Disclosure of classes of share capital [line items]
Number of shares authorised (in shares)	150,000,000	150,000,000
Number of shares outstanding (in shares)	51,762,790	49,923,042
Number of shares issued (in shares)	51,762,790	49,923,042
Par value per share (in dollars per share)	$ 0.01	$ 0.01